Empower International Growth Fund Performance Management - Empower International Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s average annual total returns to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.Performance information prior to April 30, 2025, includes the performance of sub-advisers that no longer manage the Fund’s investment portfolio. Consequently, the Fund’s total returns shown below for the periods prior to that date are not necessarily indicative of the performance of the Fund as it is currently managed.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Past Does Not Indicate Future [Text]	The returns shown below are historical and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s average annual total returns to the performance of a broad-based securities market index and an additional index with investment characteristics similar to those of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Quarter EndedTotal ReturnBest QuarterJune 30, 202026.11%Worst QuarterJune 30, 2022-19.28%
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Market Index Changed
Performance Availability Website Address [Text]	www.empower.com/investments/empower-funds/fund-documents
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	26.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022